Consolidated Statements of Shareholders' Equity (Parentheticals) (Common Stock [Member])	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Common Stock [Member]
Acquisition of treasury stock, shares	83,468,900	126,856,850	130,927,000